Commitments and Contingencies	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
Commitments and Contingencies
Indemnification
Subject to certain limitations, the Company is obligated to indemnify its current and former directors, officers and employees with respect to certain litigation matters and investigations that arise in connection with their service to the Company. These obligations arise under the terms of its certificate of incorporation, its bylaws, applicable contracts, and Delaware and California law. The obligation to indemnify generally means that the Company is required to pay or reimburse these individuals’ reasonable legal expenses and possibly damages and other liabilities incurred in connection with these matters.
Legal
The Company is named from time to time as a party to lawsuits arising in the ordinary course of business related to its sales, marketing, and the provision of its services and equipment claims. Actions filed against the Company include commercial, intellectual property, customer, and labor and employment related claims, including complaints of alleged wrongful termination and potential class action lawsuits regarding alleged violations of federal and state wage and hour and other laws. In general, litigation can be expensive and disruptive to normal business operations. Moreover, the results of legal proceedings are difficult to predict and the costs incurred in litigation can be substantial. The Company believes the amounts provided in its financial statements are adequate in light of the probable and estimated liabilities. Factors that the Company considers in the determination of the likelihood of a loss and the estimate of the range of that loss in respect of legal matters include the merits of a particular matter, the nature of the matter, the length of time the matter has been pending, the procedural posture of the matter, how the Company intends to defend the matter, the likelihood of settling the matter and the anticipated range of a possible settlement. Because such matters are subject to many uncertainties, the ultimate outcomes are not predictable and there can be no assurances that the actual amounts required to satisfy alleged liabilities from the matters described above will not exceed the amounts reflected in the Company’s financial statements or that the matters will not have a material adverse effect on the Company’s results of operations, financial condition or cash flows.
The Company regularly reviews outstanding legal claims and actions to determine if reserves for expected negative outcomes of such claims and actions are necessary. The Company had reserves for all such matters of approximately $2.1 million and $3.1 million as of March 31, 2019 and December 31, 2018, respectively. In conjunction with one of the settlements, the Company is obligated to pay certain future royalties, based on sales of future Products.
Operating Leases
The Company leases office and warehouse space and an aircraft under operating leases with related and unrelated parties expiring in various years through 2028. The leases require the Company to pay additional rent for increases in operating expenses and real estate taxes and contain renewal options. Total rent expense for all operating leases for the three months ended March 31, 2018 was $4.3 million.
Capital Leases
The Company also enters into certain capital leases with expiration dates through July 2022. On an ongoing basis, the Company enters into vehicle lease agreements under a Fleet Lease Agreement. The lease agreements are typically 36 month leases for each vehicle and the average remaining life for the fleet is 10 months, as of March 31, 2019. As of December 31, 2018, the capital lease obligation balance was $13.3 million.
See Note 12 "Leases" for additional information related to the impact of adopting Topic 842.

Commitments and Contingencies
Indemnification
Subject to certain limitations, the Company is obligated to indemnify its current and former directors, officers and employees with respect to certain litigation matters and investigations that arise in connection with their service to the Company. These obligations arise under the terms of its certificate of incorporation, its bylaws, applicable contracts, and Delaware and California law. The obligation to indemnify generally means that the Company is required to pay or reimburse these individuals’ reasonable legal expenses and possibly damages and other liabilities incurred in connection with these matters.
Legal
The Company is named from time to time as a party to lawsuits arising in the ordinary course of business related to its sales, marketing, and the provision of its services and equipment claims. Actions filed against the Company include commercial, intellectual property, customer, and labor and employment related claims, including complaints of alleged wrongful termination and potential class action lawsuits regarding alleged violations of federal and state wage and hour and other laws. In general, litigation can be expensive and disruptive to normal business operations. Moreover, the results of legal proceedings are difficult to predict and the costs incurred in litigation can be substantial. The Company believes the amounts provided in its financial statements are adequate in light of the probable and estimated liabilities. Factors that the Company considers in the determination of the likelihood of a loss and the estimate of the range of that loss in respect of legal matters include the merits of a particular matter, the nature of the matter, the length of time the matter has been pending, the procedural posture of the matter, how the Company intends to defend the matter, the likelihood of settling the matter and the anticipated range of a possible settlement. Because such matters are subject to many uncertainties, the ultimate outcomes are not predictable and there can be no assurances that the actual amounts required to satisfy alleged liabilities from the matters described above will not exceed the amounts reflected in the Company’s financial statements or that the matters will not have a material adverse effect on the Company’s results of operations, financial condition or cash flows.
The Company regularly reviews outstanding legal claims and actions to determine if reserves for expected negative outcomes of such claims and actions are necessary. The Company had reserves for all such matters of approximately $2.5 million and $2.2 million as of December 31, 2018 and 2017, respectively.
During the year ended December 31, 2017 the Company accrued $10.0 million related to the settlement of litigation with ADT Inc. included in accounts payable on the consolidated balance sheets. The Company paid the full amount in early 2018.
Operating Leases
The Company leases office and warehouse space, certain equipment, towers, wireless spectrum, software and an aircraft under operating leases with related and unrelated parties expiring in various years through 2028. The leases require the Company to pay additional rent for increases in operating expenses and real estate taxes and contain renewal options. Total rent expense for all operating leases for the years ended December 31, 2018, 2017 and 2016 was $16.5 million, $17.0 million and $16.0 million, respectively.
Capital Leases
The Company also enters into certain capital leases with expiration dates through May 2022. On an ongoing basis, the Company enters into vehicle lease agreements under a Fleet Lease Agreement. The lease agreements are typically 36 months leases for each vehicle and the average remaining life for the fleet is 19 months as of December 31, 2018. As of December 31, 2018 and 2017, the capital lease obligation balance was $13.3 million and $21.7 million, respectively.
Spectrum Licenses
During the year ended December 31, 2016, Vivint Wireless, Inc. (“Vivint Wireless”), an indirect wholly owned subsidiary of the Company, entered into leasing agreements with Nextlink Wireless, LLC (“Nextlink”) for designated radio frequency spectrum in 40 mid-sized metropolitan markets. In December 2017, Vivint Wireless entered into a Termination Agreement with Verizon Communications Inc. (“Verizon”) pursuant to which the parties agreed, among other things, to terminate certain spectrum leases, including the 40 aforementioned leasing agreements, between Vivint Wireless and Nextlink, a subsidiary of Verizon, in exchange for cash consideration. Subsequent to the year ended December 31, 2018, the Company consummated the transactions contemplated by the Termination Agreement with Verizon. See Note 18 for further discussion.

As of December 31, 2018, future minimum lease payments were as follows (in thousands):

	Operating	Capital	Total
2019	$16,709	$8,193	$24,902
2020	15,478	5,209	20,687
2021	14,926	363	15,289
2022	13,655	7	13,662
2023	13,701	—	13,701
Thereafter	28,824	—	28,824
Amounts representing interest	—	(459)	(459)
Total lease payments	$103,293	$13,313	$116,606

In addition to the commitments mentioned above, the Company had other purchase obligations of $59.5 million as of December 31, 2018 that consisted of commitments related to software licenses, marketing activities, and other goods and services.